Exhibit 99.1

Page 1 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

Table of Contents

Distribution Report	2
Factor Report	2
Delinquency Group Total Report	5
Foreclosure Group Total Report	6
REO Group Total Report	6

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

Nayades Ortega

JPMorgan Chase Bank, N.A. - Structured Finance Services

4 New York Plaza, Floor 6

New York, New York 10004

Tel: (212) 623-4482

Email: nayades.x.ortega@jpmorgan.com

Page 2 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE

A1	152,679,000.00	137,909,831.55	9,740,731.71	600,185.50	10,340,917.21	0.00	0.00	128,169,099.84
A2	52,396,000.00	52,396,000.00	0.00	231,826.83	231,826.83	0.00	0.00	52,396,000.00
A3	43,745,000.00	43,745,000.00	0.00	197,426.65	197,426.65	0.00	0.00	43,745,000.00
M1	23,659,000.00	23,659,000.00	0.00	108,300.72	108,300.72	0.00	0.00	23,659,000.00
M2	18,026,000.00	18,026,000.00	0.00	84,548.20	84,548.20	0.00	0.00	18,026,000.00
M3	4,989,000.00	4,989,000.00	0.00	23,601.09	23,601.09	0.00	0.00	4,989,000.00
M4	4,667,000.00	4,667,000.00	0.00	23,957.59	23,957.59	0.00	0.00	4,667,000.00
M5	4,185,000.00	4,185,000.00	0.00	21,988.98	21,988.98	0.00	0.00	4,185,000.00
M6	2,897,000.00	2,897,000.00	0.00	17,555.22	17,555.22	0.00	0.00	2,897,000.00
B1	3,058,000.00	3,058,000.00	0.00	18,654.01	18,654.01	0.00	0.00	3,058,000.00
B2	4,185,000.00	4,185,000.00	0.00	25,528.79	25,528.79	0.00	0.00	4,185,000.00
B3	7,402,000.00	7,055,915.53	570,034.20	43,041.57	613,075.77	0.00	0.00	6,485,881.33
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

TOTALS	321,888,000.00	306,772,747.08	10,310,765.91	1,396,615.15	11,707,381.06	0.00	0.00	296,461,981.17

X	321,895,820.95	308,728,310.65	0.00	125,182.74	125,182.74	0.00	0.00	298,987,578.94

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE

A1	73316PKF6	903.26653666	63.79876545	3.93102850	67.72979395	839.46777121	5.402500%
A2	73316PKG4	1,000.00000000	0.00000000	4.42451389	4.42451389	1,000.00000000	5.492500%
A3	73316PKH2	1,000.00000000	0.00000000	4.51312493	4.51312493	1,000.00000000	5.602500%
M1	73316PKJ8	1,000.00000000	0.00000000	4.57756964	4.57756964	1,000.00000000	5.682500%
M2	73316PKK5	1,000.00000000	0.00000000	4.69034728	4.69034728	1,000.00000000	5.822500%
M3	73316PKL3	1,000.00000000	0.00000000	4.73062538	4.73062538	1,000.00000000	5.872500%
M4	73316PKM1	1,000.00000000	0.00000000	5.13340261	5.13340261	1,000.00000000	6.372500%
M5	73316PKN9	1,000.00000000	0.00000000	5.25423656	5.25423656	1,000.00000000	6.522500%
M6	73316PKP4	1,000.00000000	0.00000000	6.05979289	6.05979289	1,000.00000000	7.522500%
B1	73316PKQ2	1,000.00000000	0.00000000	6.10006867	6.10006867	1,000.00000000	7.572500%
B2	73316PKR0	1,000.00000000	0.00000000	6.10006930	6.10006930	1,000.00000000	7.572500%
B3	73316PKS8	953.24446501	77.01083491	5.81485680	82.82569171	876.23363010	7.572500%

TOTALS		953.04188749	32.03215376	4.33882329	36.37097705	921.00973373

X	N/A	959.09387621	0.00000000	0.38889209	0.38889209	928.83336620	0.486574%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 3 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

Sec. 4.03(a)(i)	Dates

	Record Date	07/24/06
	Determination Date	07/21/06
	Distribution Date	07/25/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	162,669.57
	Curtailments	3,699.53
	Prepayments	9,574,362.61
	Repurchases	0.00
	Liquidation Proceeds	0.00
	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	600,185.50
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	231,826.83
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	197,426.65
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	108,300.72
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	84,548.20
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	23,601.09
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	23,957.59
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 4 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

	Interest Distribution - M-5	21,988.98
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	17,555.22
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	18,654.01
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	25,528.79
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	43,041.57
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 5 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	308,728,310.65
	Ending Pool Balance	298,987,578.94
	Beginning Loan Count	1,661.00
	Ending Loan Count	1,618.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	128,636.80

Sec. 4.03(a)(ix)	Delinquency Advances

	Delinquency Advances Included in Current Distribution	193,154.44
	Recouped Advances Included in Current Distribution	0.00
	Recouped Advances From Liquidations	0.00
	Aggregate Amount of Advances Outstanding	2,414,833.98

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	5,145.47

Section 4.03(a)(xi) A	Delinquencies

Delinquency Group Total Report

Group Totals

Period	Number	Principal Balance	Percentage

0-30 days	149	27,860,626.69	9.32%
31-60 days	30	5,878,405.44	1.97%
61-90 days	7	1,352,218.62	0.45%
91+days	1	130,000.00	0.04%

Total	187	35,221,250.75	11.78%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 6 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Total Report

Number of Loans	Principal Balance	Percentage

12	2,745,463.21	0.92%

Sec. 4.03(a)(xii), (xiii)	Loans in REO

REO Group Total Report

Number of Loans	Principal Balance	Percentage

0	0.00	0.00%

	Market Value of REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Three Largest Loans	2,554,737.73

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 7 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	7,155,890.42

Sec. 4.03 (a)(xvii), (xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds

	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	125,180.88
	Funds Withdrawn From Cap Reserve Fund For Distribution	125,180.88
	Ending Balance of Cap Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.16%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	366.00

Sec. 4.03 (a)(xxii), (xxiii), (xxv)	Overcollateralization Amounts

	Overcollateralization Amount	2,525,597.77
	Overcollateralization Target Amount	2,525,597.77
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 8 of 8 Popular ABS Mortgage Pass-Through Trust 2006-B July 25, 2006

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxvii)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	1.41%
	Six month rolling average of 60+ Day Delinquent Loans	0.01%

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund

	Beginning Balance of Final Maturity Reserve Fund	0.00
	Funds Withdrawn From Final Maturity Reserve Fund For Distribution	0.00
	Funds Deposited to Final Maturity Reserve Fund	0.00
	Ending Balance of Final Maturity Reserve Fund	0.00

Sec. 4.03 (a)(xxix), (xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	24.98%
	Senior Specified Enhancement Percentage	46.40%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.